Exhibit 99.1

CHASE ISSUANCE TRUST

Form of Monthly Information Officer’s Certificate

Monthly Period: March 2017

The undersigned, a duly authorized representative of Chase Bank USA, National Association (the “Bank”), as Servicer pursuant to the Fourth Amended and Restated Transfer and Servicing Agreement, dated as of January 20, 2016 (as amended, supplemented or otherwise modified, the “Transfer and Servicing Agreement”), among the Bank, as Servicer and Administrator, Chase Card Funding LLC, as Transferor, Chase Issuance Trust, as Issuing Entity, and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent, does hereby certify as follows:

Item 1121(a)(1):

(a)	Record Date: March 31, 2017

(b)	Interest Period: March 15, 2017 through April 16, 2017

Interest Period for new Issuances:

A (2017-2): March 15, 2017 through April 16, 2017

(c)	Determination Date: April 13, 2017

(d)	Distribution Date: April 17, 2017

CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia Garvey
Name: Patricia Garvey
Title: Executive Director